Portfolio of Investments May 31, 2025
Floating Rate Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.2%
9169614 COMMON STOCKS - 0 .6% 9169614
CAPITAL GOODS - 0.0%
2,687 (a) TNT Crane & Rigging Inc $ 1,763
4,761 (a) TNT Crane & Rigging Inc 47
TOTAL CAPITAL GOODS 1,810
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99 (a),(b) Belk Inc 792
14,352 (a) JOANN Inc 144
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 936
CONSUMER SERVICES - 0.4%
76,044 (a) 24 Hour Fitness Worldwide Inc 533
159,883 (a) 24 Hour Fitness Worldwide Inc 1,119
17,726 (a) Cengage Learning Holdings II Inc 370,030
953 (a) Crown Finance US Inc 21,840
241,503 (a) Crown Finance US Inc 5,534,524
TOTAL CONSUMER SERVICES 5,928,046
ENERGY - 0.0%
2,246 Chord Energy Corp 202,140
76,990 (a) Transocean Ltd 191,705
TOTAL ENERGY 393,845
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
61,430 (a),(b) Millennium Health LLC 5,651
57,666 (a),(b) Millennium Health LLC 577
52,393 (a) Onex Carestream Finance LP 104,786
TOTAL HEALTH CARE EQUIPMENT & SERVICES 111,014
MEDIA & ENTERTAINMENT - 0.0%
7,105 (a) Catalina Marketing Corp 213,150
TOTAL MEDIA & ENTERTAINMENT 213,150
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 (a) Bright Bidco BV 19,268
46,554 (a) Bright Bidco BV 14,106
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 33,374
SOFTWARE & SERVICES - 0.1%
33,725 (a) Avaya Inc 244,506
132,442 (a) Avaya Inc 960,205
205 (a),(b) Bloom Parent Inc 204,614
TOTAL SOFTWARE & SERVICES 1,409,325
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
24,672 (a) Windstream Services PE LLC 435,880
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 435,880
TELECOMMUNICATION SERVICES - 0.0%
18,781 (a) Windstream Services PE LLC 331,804
TOTAL TELECOMMUNICATION SERVICES 331,804
TRANSPORTATION - 0.0%
1,018 (a) ACBL HLDG CORP 47,337
4,313 (a) ACBL HLDG CORP 263,093
TOTAL TRANSPORTATION 310,430
TOTAL COMMON STOCKS
(Cost $27,931,334) 9,169,614
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
136815871 CORPORATE BONDS - 8 .8% 136815871
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,000,000 (c) Clarios Global LP / Clarios US Finance Co 6 .750% 05/15/28 1,018,862
TOTAL AUTOMOBILES & COMPONENTS 1,018,862

Portfolio of Investments May 31, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 0.6%
$ 1,675,000 (c) Camelot Return Merger Sub Inc 8 .750% 08/01/28 $ 1,482,375
1,000,000 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 1,022,009
2,000,000 (c) TK Elevator US Newco Inc 5 .250 07/15/27 1,981,064
5,000,000 (c) TransDigm Inc 6 .875 12/15/30 5,156,590
TOTAL CAPITAL GOODS 9,642,038
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
1,000,000 (c) Allied Universal Holdco LLC 7 .875 02/15/31 1,036,369
1,500,000 (c) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4 .625 06/01/28 1,432,808
3,750,000 (c) Boost Newco Borrower LLC 7 .500 01/15/31 3,967,721
2,000,000 (c) Garda World Security Corp 4 .625 02/15/27 1,974,234
6,866,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 6,883,107
250,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 249,744
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,543,983
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
2,000,000 (c) Carvana Co, (cash 11.000%, PIK 13.000%) 9 .000 06/01/30 2,109,067
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,109,067
CONSUMER SERVICES - 0.6%
3,000,000 (c) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 2,759,003
1,000,000 (c) Caesars Entertainment Inc 7 .000 02/15/30 1,026,130
1,000,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 937,888
4,500,000 (c) Odeon Finco PLC 12 .750 11/01/27 4,656,366
TOTAL CONSUMER SERVICES 9,379,387
ENERGY - 0.1%
244,314 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 210,902
1,000,000 (c) eG Global Finance PLC 12 .000 11/30/28 1,102,759
TOTAL ENERGY 1,313,661
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
3,000,000 (c) RLJ Lodging Trust LP 3 .750 07/01/26 2,952,093
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,952,093
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
4,000,000 (c) CHS/Community Health Systems Inc 10 .875 01/15/32 4,263,476
2,039,042 (c) Global Medical Response Inc, (cash 9.500%, PIK 10.000%) 10 .000 10/31/28 2,039,042
4,679,687 (c) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 4,703,085
10,276,156 (c) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 11,123,939
2,500,000 Tenet Healthcare Corp 4 .625 06/15/28 2,451,443
500,000 Tenet Healthcare Corp 6 .125 10/01/28 500,726
TOTAL HEALTH CARE EQUIPMENT & SERVICES 25,081,711
INSURANCE - 0.7%
4,100,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 3,984,551
4,000,000 (c) HUB International Ltd 7 .250 06/15/30 4,165,688
2,000,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 2,069,008
TOTAL INSURANCE 10,219,247
MATERIALS - 0.3%
1,875,000 (c),(d) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 1,663,383
1,500,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 1,575,193
1,175,000 (c) WR Grace Holdings LLC 4 .875 06/15/27 1,158,501
TOTAL MATERIALS 4,397,077
MEDIA & ENTERTAINMENT - 0.6%
600,000 (c) Advantage Sales & Marketing Inc 6 .500 11/15/28 458,248
3,500,000 (c) CSC Holdings LLC 5 .500 04/15/27 3,315,618
7,392 (c) iHeartCommunications Inc 9 .125 05/01/29 6,117
2,000,000 (c) McGraw-Hill Education Inc 5 .750 08/01/28 1,975,556
500,000 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 5 .000 08/15/27 493,544
3,000,000 (c) Sinclair Television Group Inc 8 .125 02/15/33 3,001,590
TOTAL MEDIA & ENTERTAINMENT 9,250,673

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
$ 3,000,000 (c),(d) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125% 04/30/31 $ 2,520,842
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,520,842
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,000,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 2,008,676
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,008,676
SOFTWARE & SERVICES - 0.1%
2,240,000 (c) Open Text Holdings Inc 4 .125 12/01/31 2,029,549
TOTAL SOFTWARE & SERVICES 2,029,549
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,000,000 (c) CommScope Technologies LLC 5 .000 03/15/27 1,932,765
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,932,765
TELECOMMUNICATION SERVICES - 1.8%
7,284,000 (c) Frontier Communications Holdings LLC 5 .875 10/15/27 7,302,990
8,760,000 (c) Level 3 Financing Inc 10 .500 05/15/30 9,581,250
2,000,000 (c) Level 3 Financing Inc 10 .500 04/15/29 2,250,000
2,000,000 (c) Level 3 Financing Inc 4 .000 04/15/31 1,655,000
1,000,000 (c) Lumen Technologies Inc 10 .000 10/15/32 1,025,600
6,935,000 (c) Zayo Group Holdings Inc 4 .000 03/01/27 6,523,845
TOTAL TELECOMMUNICATION SERVICES 28,338,685
TRANSPORTATION - 0.3%
3,287,000 (c) Air Canada 3 .875 08/15/26 3,245,537
1,500,000 (c) United Airlines Inc 4 .625 04/15/29 1,424,778
TOTAL TRANSPORTATION 4,670,315
UTILITIES - 0.3%
496,702 Pacific Gas and Electric Co 3 .150 01/01/26 491,271
496,702 Pacific Gas and Electric Co 4 .500 07/01/40 406,918
2,602,000 PG&E Corp 5 .000 07/01/28 2,538,790
1,000,000 PG&E Corp 5 .250 07/01/30 970,261
TOTAL UTILITIES 4,407,240
TOTAL CORPORATE BONDS
(Cost $134,909,765) 136,815,871
SHARES DESCRIPTION VALUE
47015074 EXCHANGE-TRADED FUNDS - 3 .0% 47015074
2,015,737 (d) Invesco Senior Loan ETF 42,048,274
120,000 SPDR Blackstone Senior Loan ETF 4,966,800
TOTAL EXCHANGE-TRADED FUNDS
(Cost $47,595,086) 47,015,074
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1321000584 VARIABLE RATE SENIOR LOAN INTERESTS - 84 .8% 1321000584
AUTOMOBILES & COMPONENTS - 1.3%
1,944,374 (e) Adient US LLC, Term Loan B2, (TSFR1M + 2.250%) 6 .577 01/29/31 1,939,776
7,736,173 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .827 05/06/30 7,707,163
8,000,000 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7 .077 01/28/32 7,990,000
3,248,000 (e),(f) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 8 .191 10/04/28 3,114,393
TOTAL AUTOMOBILES & COMPONENTS 20,751,332
CAPITAL GOODS - 6.4%
235,577 (e),(g) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 235,577
2,826,923 (e) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%) 7 .300 12/11/31 2,826,923
1,672,069 (e) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.750%) 9 .033 11/03/31 1,678,682
2,487,500 (e) Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/18/29 2,492,674
2,094,475 (e) Barentz International B.V., Term Loan B, (TSFR3M + 3.250%) 7 .649 03/28/31 2,093,595
4,982,000 (e) Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .329 01/27/32 4,971,887
2,379,256 (e) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.750%) 7 .049 10/17/30 2,385,205
7,000,874 (e) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .677 11/03/28 6,982,986
4,553,235 (e) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .788 03/18/30 4,571,744
881,716 (e) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .191 05/17/28 634,835

Portfolio of Investments May 31, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 2,265,269 (e),(f) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .679% 04/12/28 $ 2,028,355
1,795,950 (e) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 6 .077 06/04/31 1,796,794
3,333,000 (e),(h) Herc Holdings Inc, (TBD) TBD TBD 3,351,048
1,379,310 (e),(g) Kaman Corporation, Delayed Draw Term Loan 1 .000 02/26/32 1,372,200
14,620,690 (e) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.750%)
7 .059 02/26/32 14,545,320
3,359,710 (e) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .762 06/21/28 3,361,810
1,681,550 (e) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 7 .077 09/26/31 1,685,930
1,533,100 (e) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
3.000%)
7 .327 03/28/31 1,531,782
1,336,000 (e) Minimax Viking GmbH, Term Loan B, (TSFR1M + 2.250%) 6 .577 03/17/32 1,339,340
875,000 (e),(h) Oregon Tool Lux LP, (TBD) TBD TBD 692,528
767,000 (e),(f) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .674 10/15/29 775,391
5,521,000 (e) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .577 01/31/32 5,504,437
1,237,222 (e) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7 .280 04/30/32 1,242,703
1,616,045 (e) Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%) 8 .724 02/15/29 1,613,896
14,938,485 (e) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 3.000%) 7 .237 04/30/30 14,991,069
3,154,150 (e) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .799 01/20/32 3,156,831
5,115,188 (e) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .799 02/28/31 5,120,789
7,045,672 (e) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .191 11/20/28 6,966,408
TOTAL CAPITAL GOODS 99,950,739
COMMERCIAL & PROFESSIONAL SERVICES - 4.4%
7,116,985 (e) Allied Universal Holdco LLC, Incremental Term Loan B,
(TSFR1M + 3.750%)
8 .177 05/15/28 7,135,346
1,333,000 (e) American Auto Auction Group LLC, (CME Term SOFR 1 Month
+ 4.500%)
0 .000 05/24/32 1,336,332
2,693,204 (e) Anticimex International AB, Term Loan B1, (SOFR90A +
3.400%)
7 .660 11/16/28 2,695,897
4,019,952 (e) Anticimex International AB, Term Loan B6, (SOFR90A +
3.400%)
7 .660 11/16/28 4,035,027
192,931 (e),(g) Archkey Solutions LLC, Delayed Draw Term Loan B 4 .750 11/03/31 193,694
4,311,230 (e) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .941 06/02/28 4,258,956
4,848,816 (e) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M
+ 2.750%)
7 .077 10/01/31 4,855,265
4,397,343 (e) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M +
2.250%)
6 .575 01/18/29 4,400,092
2,838,955 (e) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .280 08/01/29 2,847,387
3,315,655 (e) First Advantage Holdings, LLC, Term Loan B, (TSFR1M +
3.250%)
7 .577 10/31/31 3,318,424
6,422,800 (e) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7 .333 02/01/29 6,413,422
3,600,000 (e) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .819 03/03/32 3,588,750
2,642,037 (e) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 7 .033 07/25/30 2,651,232
1,565,288 (e) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
6 .329 10/15/30 1,566,712
1,698,174 (e) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .530 04/12/27 958,195
1,715,000 (e) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8 .191 03/27/28 1,724,647
14,626,188 (e) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
7 .191 03/27/28 14,548,450
2,074,575 (e) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 06/24/31 2,082,355
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 68,610,183
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.2%
374,000 (e) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .189 11/08/27 374,155
2,934,255 (e) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .049 10/16/31 2,950,027
7,401,393 (e) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .780 11/08/32 7,401,392
612,893 (e) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .441 12/18/28 612,893
1,388,459 (e) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .299 06/17/31 1,390,688
4,492,375 (e) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .823 06/09/31 4,489,904
1,627,700 (e) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
8 .175 06/06/31 1,467,258

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 2,286,103 (e) LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .177% 12/20/27 $ 2,211,279
2,556,242 (e) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .830 04/23/31 2,542,668
1,686,000 (e),(f) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .811 04/17/28 1,181,254
1,880,346 (e) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .827 03/27/31 1,882,527
1,561,000 (e),(f) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7 .811 03/06/28 1,450,473
8,495,345 (e) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .177 02/14/28 8,479,416
426,586 (e) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .941 10/20/28 407,443
9,667,315 (e),(f) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .827 01/30/31 9,591,524
3,222,805 (e) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .577 10/31/29 3,196,877
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 49,629,778
CONSUMER DURABLES & APPAREL - 2.0%
2,833,582 (e) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .577 12/21/28 2,818,890
8,625,263 (e) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .323 07/31/28 8,585,846
3,118,684 (e) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .941 05/30/28 3,125,514
31,253 (e) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .914 06/29/28 28,658
2,493,750 (e) Tempur Sealy International Inc., Term Loan B, (SOFR30A +
2.500%)
6 .760 10/24/31 2,505,907
4,913,000 (e) Varsity Brands, Inc., Term Loan, (TSFR3M + 3.500%) 7 .830 08/26/31 4,888,435
6,938,849 (e) Weber-Stephen Products LLC, Term Loan B, (TSFR1M +
3.250%)
7 .691 10/29/27 6,893,850
2,915,000 (e) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%) 9 .072 02/20/32 2,895,863
TOTAL CONSUMER DURABLES & APPAREL 31,742,963
CONSUMER SERVICES - 7.2%
3,591,000 (e) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
6 .230 06/11/31 3,568,556
7,622,494 (e) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .077 08/17/28 7,641,550
3,100,125 (e) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .327 05/31/30 3,111,751
1,698,000 (e),(h) Bally's Corporation, Term Loan B, (TBD) TBD TBD 1,503,324
3,972,900 (e) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .577 02/06/30 3,970,417
3,465,000 (e) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .577 02/06/31 3,459,577
1,953,549 (e) Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%) 6 .325 08/09/27 1,959,038
2,145,711 (e) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6 .325 10/18/28 2,149,198
525,000 (e) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
9 .053 03/29/32 528,609
897,750 (e) CE Intermediate I, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .450 03/25/32 894,384
2,940,374 (e) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.750%)
7 .063 05/24/30 2,947,725
14,277,336 (e) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .561 09/18/26 14,321,952
8,410,920 (e) Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%) 9 .579 12/02/31 8,432,704
2,500,000 (e) DK Crown Holdings Inc., Term Loan B, (TSFR1M + 1.750%) 6 .079 03/04/32 2,487,813
2,759,881 (e) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .827 01/29/29 2,747,516
5,292,926 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .049 11/29/30 5,285,489
3,825,000 (e),(h) FLUTTER FINANCING BV, (TBD) TBD TBD 3,820,219
4,229,140 (e) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7 .053 10/31/29 4,249,292
3,555,000 (e) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR3M + 3.250%)
7 .575 05/17/32 3,569,078
4,050,880 (e) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .827 12/15/27 4,051,670
6,054,443 (e) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .573 04/16/29 6,055,957
2,277,921 (e) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .799 11/30/29 2,159,515
4,201,632 (e) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .299 03/24/31 4,214,237
3,054,688 (e) Playa Resorts Holding B.V., Term Loan B, (TSFR1M + 2.750%) 7 .077 01/05/29 3,058,078
3,291,448 (e) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .285 04/04/29 3,276,653

Portfolio of Investments May 31, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 2,666,572 (e) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
6 .327% 12/04/31 $ 2,656,573
456,350 (e) Six Flags Entertainment Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .327 05/01/31 457,320
7,443,549 (e) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .562 03/06/28 6,405,323
2,793,000 (e) UFC Holdings, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .571 11/21/31 2,803,083
TOTAL CONSUMER SERVICES 111,786,601
ENERGY - 1.8%
3,479,504 (e) EG Group Limited, Term Loan B, (TSFR3M + 4.250%) 8 .583 02/07/28 3,497,998
2,556,094 (e) Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .256 10/15/31 2,565,679
15,511,722 (e) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .531 11/16/26 15,498,847
1,365,746 (e) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
7 .522 12/21/28 1,368,183
3,962,955 (e) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 3.250%)
7 .577 11/17/28 3,981,542
1,158,940 (e) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
3.000%)
7 .280 02/16/28 1,164,254
TOTAL ENERGY 28,076,503
FINANCIAL SERVICES - 0.9%
2,786,018 (e) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 7 .077 07/30/31 2,792,105
1,840,121 (e) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .327 08/02/28 1,837,324
1,534,207 (e) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.250%) 8 .579 12/15/28 1,544,563
1,562,000 (e) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.250%)
7 .542 01/27/32 1,554,190
1,777,219 (b),(e),(i) Ditech Holding Corporation, Term Loan 0 .000 06/30/26 178
4,318,327 (e) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
7 .327 03/24/31 4,313,469
1,944,000 (e),(h) Orion US Finco, (TBD) TBD TBD 1,947,343
TOTAL FINANCIAL SERVICES 13,989,172
FOOD, BEVERAGE & TOBACCO - 1.8%
17,568 (e) 8th Avenue Food & Provisions, Inc., First Lien Term Loan,
(TSFR1M + 3.750%)
8 .191 10/01/25 17,238
831,082 (e) 8th Avenue Food & Provisions, Inc., Incremental Term Loan,
(TSFR1M + 4.750%)
9 .191 10/01/25 815,499
1,308,392 (e) Aspire Bakeries Holdings LLC, Term Loan, (TSFR1M + 4.250%) 8 .577 12/23/30 1,316,569
2,569,679 (e) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .441 12/08/28 2,582,527
738,690 (e) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .506 04/05/28 302,863
1,933,008 (e) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .018 04/05/28 792,534
192,255 (e) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 9.000%)
13 .580 01/03/26 177,836
3,287,698 (e) Fiesta Purchaser, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .577 02/12/31 3,292,432
1,642,000 (e),(f) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9 .708 01/24/29 1,621,483
6,457,152 (e) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7 .576 07/12/29 6,489,438
129,310 (e),(g) Sauer Brands Inc, Delayed Draw Term Loan 0 .000 02/19/32 129,614
1,370,690 (e) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%) 7 .577 02/19/32 1,373,904
8,588,076 (e) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .549 03/31/28 8,600,443
TOTAL FOOD, BEVERAGE & TOBACCO 27,512,380
HEALTH CARE EQUIPMENT & SERVICES - 9.1%
2,271,987 (e) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .077 12/23/27 2,211,780
5,471,370 (e) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .077 08/24/28 5,498,727
11,743,955 (e) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .679 05/10/27 11,722,581
2,187,462 (e) Concentra Health Services Inc, Repriced Term Loan B, (TSFR1M
+ 2.000%)
6 .327 07/28/31 2,198,400
2,723,818 (e) EyeCare Partners, LLC, Second Out Term Loan B, (TSFR6M +
2.305%), (cash 5.227%, PIK 3.610%)
4 .419 11/30/28 2,288,497
5,441,657 (e) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .399 10/01/27 5,226,712
6,767,973 (e) Global Medical Response, Inc., PIK Term Loan, (TSFR3M +
4.750%)
9 .079 10/02/28 6,787,904

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,666,737 (e) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR1M + 4.000%)
8 .323% 12/18/28 $ 3,586,986
24,044,366 (e),(f) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M +
2.250%)
6 .577 10/23/28 24,048,093
5,450,682 (e) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .163 03/02/28 5,304,495
157,762 (e) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
8 .149 03/02/28 153,531
1,265,688 (e) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
4.750%)
9 .344 02/28/28 1,269,643
3,881,790 (e) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .077 03/17/31 3,882,392
13,477,473 (e) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .827 11/15/28 13,498,161
9,490,596 (e) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .827 02/21/31 9,511,095
2,219,106 (e) Radiology Partners Inc, Extended Term Loan B, (TSFR3M +
2.500%), (cash 8.091%, PIK 1.500%)
4 .796 01/31/29 2,207,400
3,832,969 (e) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .327 12/03/31 3,847,343
313,001 (e) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 10.061%, PIK 1.000%)
5 .530 06/28/28 327,477
2,935,762 (e) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.061%, PIK 1.500%)
4 .780 06/28/28 2,796,313
1,844,000 (e) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 8 .299 09/30/30 1,815,879
17,885,473 (e) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .079 12/19/30 17,940,471
7,520,169 (e) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .530 03/02/27 7,495,729
3,878,879 (e) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .327 10/29/31 3,862,878
13,456 (b),(e) Vyaire Medical, Inc., PIK Roll Up Term Loan 0 .000 06/14/25 1
303,385 (b),(e),(i) Vyaire Medical, Inc., Term Loan B 0 .000 04/16/25 30
3,990,000 (e) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7 .577 11/26/31 3,989,062
TOTAL HEALTH CARE EQUIPMENT & SERVICES 141,471,580
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
859,000 (e),(h) Kronos Acquisition Holdings Inc., Term Loan, (TBD) TBD TBD 736,592
1,161,000 (e),(h) VC GB Holdings I Corp., First Lien Term Loan, (TBD) TBD TBD 1,143,986
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,880,578
INSURANCE - 6.7%
3,138,283 (e) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .327 11/06/30 3,127,173
5,740,000 (e),(h) Alera Group Intermediate Holdings Inc, (TBD) TBD TBD 5,750,389
13,695,575 (e) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7 .075 09/19/31 13,652,434
5,351,588 (e) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .577 01/30/32 5,351,882
10,617,750 (e) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
7 .827 02/14/31 10,647,055
1,802,000 (e),(f) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .691 02/03/28 1,746,976
700,080 (e) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .677 08/21/28 698,932
3,813,694 (e) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .691 12/23/26 3,815,010
4,099,808 (e) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .691 07/30/27 4,081,585
18,809,869 (e) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .327 06/16/31 18,851,062
453,500 (e) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .077 10/15/30 454,634
7,344,237 (e) HUB International Limited, Term Loan B, (TSFR3M + 2.500%) 6 .769 06/20/30 7,352,315
10,997,626 (e) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .577 09/15/31 10,997,626
8,823,649 (e) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 3.000%)
7 .327 07/31/31 8,847,517
4,196,855 (e) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
7 .049 05/06/31 4,195,092
3,753,135 (e) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .549 09/27/30 3,741,182
1,052,135 (e) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .549 11/23/29 1,049,999
TOTAL INSURANCE 104,360,863

Portfolio of Investments May 31, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 4.4%
$ 3,231,066 (e) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 7 .077% 08/19/30 $ 3,227,027
5,911,257 (e) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.500%)
7 .812 06/09/31 5,930,823
133,677 (e),(g) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan,
(N/A + TSFR3M + 1.625%)
3 .746 03/29/32 132,810
5,967,130 (e) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .502 04/13/29 5,950,840
7,646,323 (e) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR3M +
3.250%)
7 .492 03/29/32 7,596,737
1,395,000 (e) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .311 12/29/27 1,214,815
4,960,568 (e) Discovery Purchaser Corporation, Term Loan, (TSFR3M +
3.750%)
8 .022 10/04/29 4,956,947
3,150,522 (e) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .049 06/25/29 3,155,767
3,575,000 (e) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .803 04/02/32 3,547,061
1,343,477 (e) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B,
(TSFR1M + 4.250%)
8 .677 03/29/29 1,235,999
297,618 (e) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M +
3.750%)
8 .177 03/01/30 265,996
962,000 (e) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .577 10/07/31 863,395
797,133 (e) Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M +
3.000%)
7 .327 02/07/31 772,024
1,964,650 (e) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .577 02/19/30 1,906,948
6,889,619 (e) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .227 02/09/26 6,298,283
2,514,015 (e) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .324 07/03/28 2,401,173
4,827,048 (e) Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%) 7 .510 04/03/28 4,849,180
246,886 (e) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 7 .550 04/03/28 247,966
533,607 (e) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 8 .191 08/03/26 517,268
4,709,759 (e) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8 .290 09/15/28 4,713,292
4,539,150 (e) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .077 04/21/31 4,560,416
2,589,011 (e) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .691 03/03/28 2,580,105
217,170 (e),(g) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 218,358
2,100,294 (e) USALCO, LLC, Term Loan B, (TSFR3M + 4.000%) 8 .299 09/30/31 2,111,783
TOTAL MATERIALS 69,255,013
MEDIA & ENTERTAINMENT - 3.7%
546,583 (e) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .789 10/28/27 459,747
9,014,805 (e),(f) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .323 01/04/29 9,057,040
6,665,714 (e) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7 .827 03/24/31 6,681,612
3,111,527 (e) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.500%) 7 .780 10/30/30 3,127,582
271,806 (e) Checkout Holding Corp., Exit Term Loan, (TSFR1M + 9.500%) 11 .827 05/24/30 271,127
8,429,401 (e) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .441 08/23/28 8,292,424
1,652,543 (e) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .899 06/18/29 1,575,427
6,348,096 (e),(f) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 9 .000 04/15/27 6,237,005
9,789,859 (e),(f) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .829 01/18/28 9,685,842
980,244 (e) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .541 08/02/27 985,145
1,677,206 (e) Dotdash Meredith Inc, Term Loan, (TSFR1M + 3.500%) 7 .824 12/01/28 1,680,359
5,042,362 (e) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR1M + 3.250%)
7 .577 08/06/31 5,062,455
700,700 (e) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .939 06/02/28 698,514
19,857 (e) NEP Group, Inc., Term Loan B, (TSFR3M + 2.375%), (cash
6.344%, PIK 1.500%)
4 .672 08/19/26 18,097
4,159,412 (e) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
7 .327 02/10/31 4,177,609
TOTAL MEDIA & ENTERTAINMENT 58,009,985

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
$ 6,299,278 (e) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .577% 05/05/28 $ 6,304,695
5,625,000 (e),(h) OPAL US LLC, (TBD) TBD TBD 5,639,062
9,623,621 (e) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .573 05/19/31 9,395,060
1,842,000 (e) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .327 04/20/29 1,845,067
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23,183,884
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
7,172,789 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
7 .077 01/31/30 7,208,653
1,431,250 (e) Cushman & Wakefield U.S. Borrower, LLC, Tranche 2
Incremental Term Loan, (TSFR1M + 3.250%)
7 .577 01/31/30 1,441,984
5,740,000 (e) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .941 12/08/25 5,587,173
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,237,810
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
8,843,000 (e) Instructure Holdings, Inc., Term Loan, (TSFR6M + 3.000%) 7 .205 11/13/31 8,844,017
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,844,017
SOFTWARE & SERVICES - 15.5%
979,227 (e) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.000%) 7 .299 02/03/31 981,337
1,429,233 (e) Applied Systems, Inc., First Lien Term Loan, (TSFR3M + 2.500%) 6 .799 02/24/31 1,436,208
515,856 (e) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7 .780 05/08/28 518,113
2,013,000 (e) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9 .691 01/22/29 1,915,339
3,920,000 (e) Avalara, Inc, Term Loan B, (TSFR3M + 3.250%) 7 .553 03/29/32 3,926,644
6,061,963 (e) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.827%,
PIK 7.500%)
5 .913 08/01/28 4,819,260
3,010,000 (e) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.250%) 7 .577 11/25/31 3,020,535
12,062,010 (e) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .299 01/31/31 12,097,834
16,978,096 (e) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7 .333 07/30/31 16,879,878
4,125,927 (e) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .077 01/31/31 4,075,632
3,937,000 (e) Clearwater Analytics, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .529 04/21/32 3,946,843
349,123 (e),(h) Cloud Software Group, Inc., Term Loan, (TBD) TBD TBD 348,686
6,500,000 (e) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
7 .074 03/29/32 6,463,438
7,727,145 (e) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .074 05/01/31 7,703,037
8,000,000 (e) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .458 10/09/31 8,011,360
5,907,813 (e) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .327 10/08/29 5,923,616
12,805,286 (e) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .077 05/30/31 12,850,617
859,000 (e),(h) FinThrive Software Intermediate Holdings Inc, (TBD) TBD TBD 777,395
616,863 (e) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .827 06/27/31 618,405
20,670,195 (e) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .827 01/30/32 20,637,019
5,079,860 (e) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .577 10/30/28 5,102,872
4,830,000 (e) Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%) 7 .583 12/08/31 4,845,867
3,590,000 (e) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .577 03/22/32 3,593,859
10,421,379 (e) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .329 03/01/29 10,059,236
1,317,000 (e),(h) MH Sub I LLC, (TBD) TBD TBD 1,269,259
10,081,844 (e) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .577 06/17/31 10,063,999
3,885,287 (e) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .077 01/31/30 3,888,609
3,106,525 (e) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 9 .077 03/24/31 3,003,637
2,019,938 (e) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .549 11/03/31 2,026,886
2,119,000 (e) Polaris Newco LLC, Term Loan B, (TSFR3M + 3.750%) 8 .291 06/05/28 2,056,394
5,858,440 (e) Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .577 04/30/31 5,866,964
3,026,742 (e) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
7 .549 10/28/30 3,039,348
4,189,421 (e) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .327 08/31/28 4,193,212
3,703,493 (e) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10 .697 05/15/28 3,713,418
7,759,555 (e) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .197 05/15/28 3,543,517

Portfolio of Investments May 31, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 6,816,691 (e) Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%) 8 .577% 11/28/28 $ 6,834,653
1,879,447 (e) Surf Holdings, LLC, Incremental Term Loan, (TSFR1M + 3.500%) 7 .943 03/05/27 1,887,087
2,875,000 (e) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .030 10/03/31 2,882,188
2,497,224 (e) Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .299 05/13/27 2,387,521
2,523,952 (e) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
6 .077 08/31/28 2,516,065
5,343,457 (e),(f) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10 .949 10/29/29 5,298,545
13,939,572 (e) UKG Inc., Term Loan B, (TSFR1M + 3.000%) 7 .329 02/10/31 13,982,018
5,355,590 (e) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8 .541 04/24/28 5,035,594
4,800,905 (e) VS Buyer, LLC, First Lien Term Loan B, (TSFR3M + 2.750%) 7 .019 04/14/31 4,809,907
4,422,000 X Corp 9 .500 10/29/29 4,407,142
7,573,500 (e) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .077 09/28/29 7,528,930
TOTAL SOFTWARE & SERVICES 240,787,923
TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
1,878,293 (e) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .577 09/29/31 1,872,432
21,183,723 (e),(f) CommScope, Inc., Term Loan, (TSFR1M + 5.250%) 9 .577 12/17/29 21,433,797
10,838,794 (e) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 7 .069 12/03/29 10,792,891
2,042,201 (e) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .053 09/22/31 2,054,975
6,070,227 (e),(i) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 4 .405 12/01/25 45,679
3,526,574 (e),(i) MLN US HoldCo LLC, Second Out Term Loan, (Prime + 6.800%) 0 .000 10/18/27 17,809
7,027,536 (e) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.500%) 10 .211 08/21/28 6,436,028
337,000 (e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .941 03/05/29 319,997
3,920,000 (e),(f) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .940 05/30/30 3,678,273
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 46,651,881
TELECOMMUNICATION SERVICES - 5.9%
1,832,492 (e) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10 .188 02/02/26 1,630,231
4,057,149 (e) Altice France S.A., Term Loan B13, (Prime + 3.000%) 10 .500 08/14/26 3,635,591
869,781 (e) Altice France S.A., Term Loan B14, (TSFR3M + 5.500%) 9 .756 08/31/28 803,052
4,583,238 (e) Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 2.750%) 7 .077 11/24/28 4,595,178
1,988,000 (e),(f) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8 .827 09/13/29 1,825,242
4,797,182 (b),(e) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/26 26,384
4,946,476 (e) Digicel International Finance Limited, Term Loan, (TSFR3M +
3.750%), (cash 9.530%, PIK 2.250%)
5 .890 05/27/27 4,942,766
13,259,287 (e) Frontier Communications Corp., Term Loan B, (TSFR6M +
2.500%)
6 .792 07/01/31 13,280,038
2,025,800 (e) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 6 .577 09/20/30 2,023,420
7,523,000 (e),(f) Level 3 Financing Inc., Term Loan B, (TSFR1M + 4.250%) 8 .577 03/29/32 7,581,002
9,136,481 (e) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .791 04/15/30 9,059,095
4,175,821 (e) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10 .327 06/01/28 4,278,462
4,710,416 (e) Numericable Group SA, Term Loan B11, (Prime + 1.750%) 9 .250 07/31/25 4,159,038
28,071,000 (e) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .441 03/09/27 26,882,053
7,371,073 (e) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .943 04/28/28 7,188,344
TOTAL TELECOMMUNICATION SERVICES 91,909,896
TRANSPORTATION - 1.8%
2,409,500 (e) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .325 03/21/31 2,416,427
2,780,487 (e) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .522 04/20/28 2,755,811
2,596,050 (e) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6 .816 07/01/31 2,591,053
415,979 (e) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .827 07/01/31 415,418
9,837,259 (e) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .827 09/23/31 9,797,319
2,088,000 (e) PODS, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .541 03/31/28 2,009,919
5,000,000 (e) Stonepeak Nile Parent LLC, Term Loan B, (Prime + 1.750%) 9 .250 04/12/32 4,997,925
2,277,995 (e) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6 .275 02/24/31 2,287,392
TOTAL TRANSPORTATION 27,271,264
UTILITIES - 2.6%
4,586,000 (e),(h) Cornerstone Generation LLC, (TBD) TBD TBD 4,613,241
3,275,250 (e) EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/03/31 3,299,831
1,471,860 (e) Hamilton Projects Acquiror, LLC , Term Loan B, (TSFR1M +
3.000%)
7 .327 05/30/31 1,479,771

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 614,062 (e),(h) Invenergy Thermal Operating I LLC, (TBD) TBD TBD $ 619,181
40,938 (e),(h) Invenergy Thermal Operating I LLC, (TBD) TBD TBD 41,279
2,189,000 (e) Kestrel Acquisition, LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799% 11/06/31 2,193,104
1,400,000 (e) Long Ridge Energy LLC, Term Loan B, (TSFR1M + 4.500%) 8 .827 02/19/32 1,364,419
11,800,425 (e) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6 .808 12/15/31 11,834,528
13,544,557 (e) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .808 05/17/30 13,588,983
2,046,142 (e) Thunder Generation Funding LLC, Term Loan B, (TSFR3M +
3.000%)
7 .299 10/03/31 2,051,902
TOTAL UTILITIES 41,086,239
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,329,630,303) 1,321,000,584
SHARES DESCRIPTION VALUE
246053 WARRANTS - 0 .0% 246053
TELECOMMUNICATION SERVICES - 0.0%
4 Intelsat SA/Luxembourg 13
TOTAL TELECOMMUNICATION SERVICES 13
TRANSPORTATION - 0.0%
1,071 ACBL HLDG CORP 49,802
3,029 ACBL HLDG CORP 184,769
24,232 (b) American Commercial Barge Line LLC 8,481
11,952 (b) American Commercial Barge Line LLC 2,988
TOTAL TRANSPORTATION 246,040
TOTAL WARRANTS
(Cost $603,807) 246,053
TOTAL LONG-TERM INVESTMENTS
(Cost $1,540,670,295) 1,514,247,196
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
28,836,660 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .340 (k) 28,836,660
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $28,836,660) 28,836,660
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  4.6%
INVESTMENT COMPANIES - 4.6% –
71,876,155 BlackRock Liquidity Funds T-Fund 4.517(l) 71,876,155
TOTAL INVESTMENT COMPANIES
(Cost $71,876,155) 71,876,155
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,876,155) 71,876,155
TOTAL INVESTMENTS - 103 .6%
(Cost $ 1,641,383,110 ) 1,614,960,011
OTHER ASSETS & LIABILITIES, NET -  (3.6)% (56,710,814)
NET ASSETS - 100% $ 1,558,249,197
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month

Portfolio of Investments May 31, 2025
(continued)
Floating Rate Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $129,456,462 or 8.0% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $28,252,724.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) When-issued or delayed delivery security.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 393,845 $ 8,564,135 $ 211,634 $ 9,169,614
Corporate Bonds – 136,815,871 – 136,815,871
Exchange-Traded Funds 47,015,074 – – 47,015,074
Variable Rate Senior Loan Interests – 1,320,973,991 26,593 1,321,000,584
Warrants – 234,584 11,469 246,053
Investments Purchased with Collateral from Securities
Lending 28,836,660 – – 28,836,660
Short-Term Investments:
Investment Companies 71,876,155 – – 71,876,155
Total $ 148,121,734 $ 1,466,588,581 $ 249,696 $ 1,614,960,011

Portfolio of Investments May 31, 2025
High Yield Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.5%
15246788 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 2 .4% 15246788
CAPITAL GOODS - 0.3%
$ 2,000,000 (a) TransDigm Inc 6 .375% 05/31/33 $ 1,976,002
TOTAL CAPITAL GOODS 1,976,002
ENERGY - 0.8%
3,500,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 3,532,763
1,400,000 (a),(b) Venture Global LNG Inc 9 .000 N/A 1,320,439
TOTAL ENERGY 4,853,202
TELECOMMUNICATION SERVICES - 0.5%
3,500,000 Rogers Communications Inc 7 .000 04/15/55 3,527,396
TOTAL TELECOMMUNICATION SERVICES 3,527,396
UTILITIES - 0.8%
5,000,000 (a) AltaGas Ltd 7 .200 10/15/54 4,890,188
TOTAL UTILITIES 4,890,188
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $15,428,223) 15,246,788
SHARES DESCRIPTION VALUE
1884 COMMON STOCKS - 0 .0% 1884
CONSUMER SERVICES - 0.0%
86,730 (c) 24 Hour Fitness Worldwide Inc 607
182,331 (c) 24 Hour Fitness Worldwide Inc 1,277
TOTAL CONSUMER SERVICES 1,884
TOTAL COMMON STOCKS
(Cost $1,549,168) 1,884
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
486137049 CORPORATE BONDS - 78 .5% 486137049
AUTOMOBILES & COMPONENTS - 3.0%
4,500,000 (a) Dealer Tire LLC / DT Issuer LLC 8 .000 02/01/28 4,397,676
1,830,000 (a),(d) Dornoch Debt Merger Sub Inc 6 .625 10/15/29 1,406,494
2,000,000 (d) Goodyear Tire & Rubber Co/The 5 .625 04/30/33 1,860,194
2,400,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 2,363,841
4,000,000 (a) IHO Verwaltungs GmbH 8 .000 11/15/32 4,005,296
4,350,000 (a) Phinia Inc 6 .625 10/15/32 4,323,933
TOTAL AUTOMOBILES & COMPONENTS 18,357,434
CAPITAL GOODS - 4.5%
1,100,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 1,115,586
1,300,000 (a),(d) Alta Equipment Group Inc 9 .000 06/01/29 1,135,717
2,370,000 (a) Axon Enterprise Inc 6 .125 03/15/30 2,417,163
1,600,000 (a) Cornerstone Building Brands Inc 9 .500 08/15/29 1,421,654
1,500,000 (a) Dcli Bidco LLC 7 .750 11/15/29 1,511,511
2,500,000 (a) Efesto Bidco S.p.A Efesto US LLC 7 .500 02/15/32 2,516,300
2,655,000 (a) Goat Holdco LLC 6 .750 02/01/32 2,644,765
1,275,000 (a),(e) Herc Holdings Escrow Inc 7 .000 06/15/30 1,313,538
2,000,000 (a) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 2,044,018
2,000,000 (a) JELD-WEN Inc 4 .875 12/15/27 1,746,228
480,000 (a),(e) New Flyer Holdings Inc 9 .250 07/01/30 492,600
2,440,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 2,479,423
3,100,000 (a) TransDigm Inc 6 .875 12/15/30 3,197,086
1,600,000 (a) WESCO Distribution Inc 6 .375 03/15/33 1,629,701
2,000,000 (a) Windsor Holdings III LLC 8 .500 06/15/30 2,116,234
TOTAL CAPITAL GOODS 27,781,524
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
565,000 (a),(e) CACI International Inc 6 .375 06/15/33 575,983
1,500,000 (a) Garda World Security Corp 7 .750 02/15/28 1,550,433
2,000,000 (a) Neptune Bidco US Inc 9 .290 04/15/29 1,895,010

Portfolio of Investments May 31, 2025
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 3,750,000 (a) RR Donnelley & Sons Co 9 .500% 08/01/29 $ 3,759,423
1,000,000 (a) Sabre GLBL Inc 8 .625 06/01/27 1,028,275
2,250,000 (a) Sotheby's 7 .375 10/15/27 2,215,592
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,024,716
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
1,883,345 (a) Carvana Co, (cash 9.000%, PIK 12.000%) 9 .000 12/01/28 1,935,101
2,261,250 (a) Carvana Co, (cash 11.000%, PIK 13.000%) 9 .000 06/01/30 2,384,563
3,000,000 (a) Cougar JV Subsidiary LLC 8 .000 05/15/32 3,151,131
2,000,000 (a),(d) Kohl's Corp 10 .000 06/01/30 2,053,523
1,485,000 (a) LCM Investments Holdings II LLC 8 .250 08/01/31 1,574,470
1,500,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 1,022,539
3,240,000 (a) Michaels Cos Inc/The 7 .875 05/01/29 1,563,300
2,000,000 (a) Queen MergerCo Inc 6 .750 04/30/32 2,050,700
2,315,000 (a) Veritiv Operating Co 10 .500 11/30/30 2,462,246
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 18,197,573
CONSUMER DURABLES & APPAREL - 2.4%
2,250,000 (a) CD&R Smokey Buyer Inc 9 .500 10/15/29 1,867,500
2,770,000 (a) Champ Acquisition Corp 8 .375 12/01/31 2,908,450
1,800,000 (a),(d) Hanesbrands Inc 9 .000 02/15/31 1,901,752
506,000 Newell Brands Inc 5 .700 04/01/26 509,573
3,000,000 (a) Newell Brands Inc 8 .500 06/01/28 3,103,647
4,880,000 (a) S&S Holdings LLC 8 .375 10/01/31 4,657,173
TOTAL CONSUMER DURABLES & APPAREL 14,948,095
CONSUMER SERVICES - 3.8%
2,400,000 (a) Carnival Corp 5 .875 06/15/31 2,401,440
1,830,000 (a),(e) Flutter Treasury DAC 5 .875 06/04/31 1,839,150
2,900,000 (a) Hilton Domestic Operating Co Inc 4 .000 05/01/31 2,681,442
2,690,000 (a) Life Time Inc 6 .000 11/15/31 2,696,009
1,500,000 MGM Resorts International 6 .125 09/15/29 1,507,131
2,500,000 (a) NCL Corp Ltd 6 .750 02/01/32 2,500,465
3,750,000 (a) Royal Caribbean Cruises Ltd 6 .000 02/01/33 3,763,461
2,680,000 (a) Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5 .250 05/15/27 2,667,893
3,525,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 3,486,375
TOTAL CONSUMER SERVICES 23,543,366
ENERGY - 8.1%
1,500,000 (a) Baytex Energy Corp 7 .375 03/15/32 1,361,637
2,800,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7 .000 07/15/29 2,892,896
7,450,000 (a) Buckeye Partners LP 6 .875 07/01/29 7,659,978
1,500,000 (a) Chord Energy Corp 6 .750 03/15/33 1,489,621
3,335,000 (a) CNX Resources Corp 7 .250 03/01/32 3,398,625
2,500,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 2,402,386
1,000,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 1,035,668
4,560,000 (a) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 4,740,266
1,890,000 (a) Harvest Midstream I LP 7 .500 05/15/32 1,941,835
1,670,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 1,661,816
2,300,000 (a) Kinetik Holdings LP 6 .625 12/15/28 2,345,661
1,600,000 (a) Matador Resources Co 6 .250 04/15/33 1,541,179
225,000 (a),(d) New Fortress Energy Inc 6 .500 09/30/26 134,712
910,000 (a) NFE Financing LLC 12 .000 11/15/29 390,416
2,580,000 (a) Noble Finance II LLC 8 .000 04/15/30 2,570,828
1,500,000 (a) Northern Oil & Gas Inc 8 .125 03/01/28 1,506,109
2,350,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 2,181,953
1,600,000 (a) Rockies Express Pipeline LLC 6 .750 03/15/33 1,647,915
1,500,000 (a) Transocean Inc 8 .250 05/15/29 1,352,688
1,500,000 (a) Transocean Inc 8 .000 02/01/27 1,466,435
3,000,000 (a) Venture Global Calcasieu Pass LLC 3 .875 11/01/33 2,562,495
670,000 (a) Venture Global LNG Inc 7 .000 01/15/30 667,035
3,000,000 (a) Venture Global LNG Inc 9 .875 02/01/32 3,191,538
TOTAL ENERGY 50,143,692

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
$ 4,185,000 (a) Iron Mountain Inc 6 .250% 01/15/33 $ 4,224,306
6,000,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 5,243,760
2,145,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 2,198,719
1,860,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 1,885,528
640,000 (a),(e) RHP Hotel Properties LP / RHP Finance Corp 6 .500 06/15/33 650,889
3,000,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 2,828,517
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,031,719
FINANCIAL SERVICES - 6.6%
4,800,000 (a) Azorra Finance Ltd 7 .750 04/15/30 4,813,756
2,000,000 Block Inc 6 .500 05/15/32 2,043,974
2,000,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 1,730,519
2,000,000 (a) Encore Capital Group Inc 8 .500 05/15/30 2,120,032
1,330,000 (a) Freedom Mortgage Holdings LLC 8 .375 04/01/32 1,313,604
3,170,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3 .375 06/15/26 3,085,986
3,000,000 (a) Hunt Cos Inc 5 .250 04/15/29 2,895,962
2,880,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 2,610,592
6,525,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 6,535,799
855,000 (a) Jane Street Group / JSG Finance Inc 6 .750 05/01/33 876,830
2,770,000 OneMain Finance Corp 3 .500 01/15/27 2,683,831
2,725,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 2,870,191
1,600,000 (a) PennyMac Financial Services Inc 6 .875 05/15/32 1,607,520
4,365,000 (a) Starwood Property Trust Inc 6 .000 04/15/30 4,352,375
1,400,000 (a) WEX Inc 6 .500 03/15/33 1,384,680
TOTAL FINANCIAL SERVICES 40,925,651
FOOD, BEVERAGE & TOBACCO - 2.0%
1,700,000 (a),(d) Fiesta Purchaser Inc 9 .625 09/15/32 1,778,409
2,500,000 (a) Post Holdings Inc 6 .375 03/01/33 2,481,728
2,000,000 TreeHouse Foods Inc 4 .000 09/01/28 1,821,561
6,460,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 6,090,489
TOTAL FOOD, BEVERAGE & TOBACCO 12,172,187
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
1,800,000 (a) CHS/Community Health Systems Inc 6 .875 04/01/28 1,504,386
3,500,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 3,730,541
2,170,000 (a) DaVita Inc 4 .625 06/01/30 2,027,737
4,600,000 (a) DaVita Inc 6 .875 09/01/32 4,672,873
6,086,543 (a) Global Medical Response Inc, (cash 9.500%, PIK 10.000%) 10 .000 10/31/28 6,086,543
1,600,000 (a) Insulet Corp 6 .500 04/01/33 1,645,210
2,500,000 (a) LifePoint Health Inc 11 .000 10/15/30 2,748,352
2,600,000 (a) Molina Healthcare Inc 6 .250 01/15/33 2,595,808
2,000,000 (a) Prime Healthcare Services Inc 9 .375 09/01/29 2,031,978
2,500,000 (a) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 2,512,500
1,250,000 (a) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9 .781 02/15/30 1,206,832
2,500,000 (a) Star Parent Inc 9 .000 10/01/30 2,583,922
5,200,000 Tenet Healthcare Corp 6 .125 06/15/30 5,250,951
TOTAL HEALTH CARE EQUIPMENT & SERVICES 38,597,633
INSURANCE - 2.8%
4,100,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 4,132,821
7,000,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 6,925,871
2,995,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 3,096,758
3,000,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 3,103,512
TOTAL INSURANCE 17,258,962
MATERIALS - 3.4%
1,690,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 1,774,718
2,872,000 Celanese US Holdings LLC 6 .415 07/15/27 2,944,662
1,500,000 (a) Cleveland-Cliffs Inc 6 .875 11/01/29 1,394,654
2,500,000 (a) Clydesdale Acquisition Holdings Inc 6 .625 04/15/29 2,521,420
1,000,000 (a) Mineral Resources Ltd 8 .000 11/01/27 999,046
500,000 (a) Mineral Resources Ltd 9 .250 10/01/28 510,146
1,935,000 (a) NOVA Chemicals Corp 7 .000 12/01/31 2,023,681

Portfolio of Investments May 31, 2025
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 2,925,000 (a) Novelis Corp 3 .250% 11/15/26 $ 2,869,073
2,850,000 (a),(d) Owens-Brockway Glass Container Inc 7 .250 05/15/31 2,854,868
2,630,000 (a),(d) Sealed Air Corp 6 .500 07/15/32 2,693,543
545,000 (a) Trivium Packaging Finance BV 8 .250 07/15/30 565,461
TOTAL MATERIALS 21,151,272
MEDIA & ENTERTAINMENT - 9.3%
7,325,000 (a) Advantage Sales & Marketing Inc 6 .500 11/15/28 5,594,440
2,135,000 (a),(d) AMC Entertainment Holdings Inc 7 .500 02/15/29 1,668,503
2,840,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 2,810,701
1,800,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 06/01/33 1,600,960
2,750,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .750 02/01/32 2,545,734
4,600,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 3,098,818
5,500,000 (a) CSC Holdings LLC 5 .500 04/15/27 5,210,257
7,050,000 (a),(d) CSC Holdings LLC 11 .250 05/15/28 6,977,259
4,000,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 3,937,235
2,000,000 (a) DISH DBS Corp 5 .250 12/01/26 1,846,172
5,250,000 (a) DISH Network Corp 11 .750 11/15/27 5,416,483
1,500,000 (a),(d) Gray Media Inc 7 .000 05/15/27 1,489,627
3,720,000 (a) LCPR Senior Secured Financing DAC 6 .750 10/15/27 2,695,274
2,210,000 (a) Match Group Holdings II LLC 4 .125 08/01/30 2,039,635
2,400,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 2,469,398
1,500,000 (a),(d) Scripps Escrow II Inc 3 .875 01/15/29 1,282,500
2,060,000 (a) Sirius XM Radio LLC 3 .125 09/01/26 2,012,336
3,275,000 (a) Univision Communications Inc 7 .375 06/30/30 3,061,699
2,050,000 (a) Univision Communications Inc 8 .500 07/31/31 1,968,332
TOTAL MEDIA & ENTERTAINMENT 57,725,363
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,250,000 (a) 1261229 BC Ltd 10 .000 04/15/32 1,237,521
2,000,000 (a) Bausch Health Americas Inc 8 .500 01/31/27 1,885,000
1,000,000 (a) Bausch Health Cos Inc 11 .000 09/30/28 959,465
1,500,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 1,408,988
1,000,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 840,281
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,331,255
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
4,392,400 (a),(d) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 4,012,535
2,140,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5 .750 07/15/27 2,111,415
1,000,000 Kennedy-Wilson Inc 4 .750 03/01/29 919,214
1,800,000 (d) Kennedy-Wilson Inc 5 .000 03/01/31 1,560,555
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,603,719
SOFTWARE & SERVICES - 2.0%
3,000,000 (a) Amentum Escrow Corp 7 .250 08/01/32 3,060,252
2,000,000 (a) CA Magnum Holdings 5 .375 10/31/26 1,975,019
2,250,000 (a) Cloud Software Group Inc 6 .500 03/31/29 2,247,468
775,000 (a) Cloud Software Group Inc 8 .250 06/30/32 814,891
1,140,000 (a) Fair Isaac Corp 6 .000 05/15/33 1,137,848
1,250,000 (a) Gen Digital Inc 7 .125 09/30/30 1,290,235
580,000 (a) Gen Digital Inc 6 .250 04/01/33 586,440
1,500,000 (a) Open Text Corp 3 .875 02/15/28 1,436,861
TOTAL SOFTWARE & SERVICES 12,549,014
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,650,000 (a),(d) CommScope LLC 9 .500 12/15/31 1,715,040
1,350,000 (a) Imola Merger Corp 4 .750 05/15/29 1,293,556
1,500,000 (a),(d) Viasat Inc 6 .500 07/15/28 1,376,753
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,385,349
TELECOMMUNICATION SERVICES - 5.6%
2,074,250 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 1,783,855
1,150,000 EchoStar Corp 10 .750 11/30/29 1,155,635
750,000 (d) Hughes Satellite Systems Corp 5 .250 08/01/26 676,095
3,000,000 (a) Level 3 Financing Inc 3 .625 01/15/29 2,490,000
5,000,000 (a) Level 3 Financing Inc 3 .750 07/15/29 4,103,350

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 3,000,000 (a) Lumen Technologies Inc 4 .500% 01/15/29 $ 2,655,000
3,000,000 (a) Sable International Finance Ltd 7 .125 10/15/32 2,944,073
3,000,000 (a) Virgin Media Secured Finance PLC 4 .500 08/15/30 2,770,081
2,720,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 2,830,829
9,250,000 (a) Zayo Group Holdings Inc 4 .000 03/01/27 8,701,596
5,120,000 (a) Zayo Group Holdings Inc 6 .125 03/01/28 4,415,104
TOTAL TELECOMMUNICATION SERVICES 34,525,618
TRANSPORTATION - 3.1%
3,200,000 (a) Air Transport Services Group Inc 7 .250 03/15/32 3,314,240
12,370,000 (a) Brightline East LLC 11 .000 01/31/30 8,906,400
3,200,000 (a) Grupo Aeromexico SAB de CV 8 .625 11/15/31 2,924,230
3,845,000 (a),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 3,787,715
TOTAL TRANSPORTATION 18,932,585
UTILITIES - 5.2%
2,775,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 2,743,851
4,000,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 4,052,160
3,250,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 2,942,542
2,000,000 (a) LONG RIDGE ENERGY LLC 8 .750 02/15/32 2,015,582
2,190,000 (a) NRG Energy Inc 6 .000 02/01/33 2,170,173
1,750,000 (a) NRG Energy Inc 6 .250 11/01/34 1,750,593
2,000,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 1,919,118
3,000,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 3,203,856
2,000,000 (a) TerraForm Power Operating LLC 4 .750 01/15/30 1,885,231
2,660,000 (a) Vistra Operations Co LLC 5 .625 02/15/27 2,658,238
2,300,000 (a) Vistra Operations Co LLC 7 .750 10/15/31 2,438,777
2,500,000 (a) XPLR Infrastructure Operating Partners LP 4 .500 09/15/27 2,418,379
1,670,000 (a),(d) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 1,751,822
TOTAL UTILITIES 31,950,322
TOTAL CORPORATE BONDS
(Cost $486,754,659) 486,137,049
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
96581311 VARIABLE RATE SENIOR LOAN INTERESTS - 15 .6% 96581311
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
1,250,000 (f) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .941 10/20/28 1,193,906
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,193,906
CONSUMER SERVICES - 1.0%
2,475,000 (f) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .577 02/06/31 2,471,127
3,500,000 (e),(f) Crown Finance US, Inc., Term Loan B, (TBD) TBD TBD 3,509,065
TOTAL CONSUMER SERVICES 5,980,192
FOOD, BEVERAGE & TOBACCO - 0.3%
2,134,427 (f) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 8 .061 11/26/27 2,130,766
TOTAL FOOD, BEVERAGE & TOBACCO 2,130,766
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
1,786,260 (f) Athenahealth Group, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .327 02/15/29 1,781,794
2,294,010 (f) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .399 10/01/27 2,203,397
5,041,612 (f) Heartland Dental, LLC, Term Loan, (TSFR1M + 4.500%) 8 .927 04/28/28 5,047,032
2,134,650 (f) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR1M + 4.000%)
8 .323 12/18/28 2,088,221
2,698,501 (f) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M +
2.250%)
6 .577 10/23/28 2,698,919
2,000,000 (f) Pathway Vet Alliance LLC, Tranche A Term Loan A, (TSFR3M +
5.000%)
9 .280 06/30/28 1,998,750
2,220,094 (f) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .827 02/21/31 2,224,889
8,446,887 (f) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .530 03/02/27 8,419,435
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,462,437
INSURANCE - 1.5%
2,210,497 (f) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .327 11/06/30 2,202,672
2,616,991 (f) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .327 06/16/31 2,622,722
2,475,078 (f) HUB International Limited, Term Loan B, (TSFR3M + 2.500%) 6 .769 06/20/30 2,477,800

Portfolio of Investments May 31, 2025
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 1,773,135 (f) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .549% 09/27/30 $ 1,767,488
TOTAL INSURANCE 9,070,682
MATERIALS - 0.3%
2,184,297 (f) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 8 .191 08/03/26 2,117,414
TOTAL MATERIALS 2,117,414
MEDIA & ENTERTAINMENT - 1.7%
2,985,019 (f) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .323 01/04/29 2,999,003
2,487,277 (f) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .829 01/18/28 2,460,850
4,977,494 (f) WideOpenWest Finance LLC, Super Priority First Out New
Money Term Loan, (TSFR3M + 7.000%)
11 .503 12/20/28 5,105,067
TOTAL MEDIA & ENTERTAINMENT 10,564,920
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
1,770,000 (f) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .941 12/08/25 1,722,874
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,722,874
SOFTWARE & SERVICES - 2.5%
3,375,040 (f) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .074 05/01/31 3,364,510
3,238,000 (f) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .327 10/08/29 3,246,662
4,029,775 (f) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .329 03/01/29 3,889,741
4,882,000 X Corp 9 .500 10/29/29 4,865,596
TOTAL SOFTWARE & SERVICES 15,366,509
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
3,000,000 (f) CommScope, Inc., Term Loan, (TSFR1M + 5.250%) 9 .577 12/17/29 3,035,415
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,035,415
TELECOMMUNICATION SERVICES - 2.4%
1,984,771 (f) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10 .188 02/02/26 1,765,702
2,468,434 (f) Altice France S.A., Term Loan B13, (Prime + 3.000%) 10 .500 08/14/26 2,211,952
8,768,627 (f) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .791 04/15/30 8,694,356
987,374 (f) Numericable Group SA, Term Loan B11, (Prime + 1.750%) 9 .250 07/31/25 871,797
1,750,000 (f) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .943 04/28/28 1,706,618
TOTAL TELECOMMUNICATION SERVICES 15,250,425
UTILITIES - 0.6%
3,675,150 (f) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6 .808 12/15/31 3,685,771
TOTAL UTILITIES 3,685,771
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $96,150,756) 96,581,311
TOTAL LONG-TERM INVESTMENTS
(Cost $599,882,806) 597,967,032
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.6%
40,776,633 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .340 (h) 40,776,633
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $40,776,633) 40,776,633
TOTAL INVESTMENTS - 103 .1%
(Cost $ 640,659,439 ) 638,743,665
OTHER ASSETS & LIABILITIES, NET -  (3.1)% (19,191,970)
NET ASSETS - 100% $ 619,551,695
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $460,004,087 or 72.0% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $39,208,779.
(e) When-issued or delayed delivery security.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 15,246,788 $ – $ 15,246,788
Common Stocks – 1,884 – 1,884
Corporate Bonds – 486,137,049 – 486,137,049
Variable Rate Senior Loan Interests – 96,581,311 – 96,581,311
Investments Purchased with Collateral from Securities
Lending 40,776,633 – – 40,776,633
Total $ 40,776,633 $ 597,967,032 $ – $ 638,743,665